UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Enhanced Global Bond Fund
		Principal Amount ($) (a)	Value ($)
Bonds 95.3%
Australia 0.3%
FMG Resources August 2006 Pty Ltd., 144A, 6.0%, 4/1/2017 (Cost $441,100)		440,000	452,100
Austria 1.8%
OGX Austria GmbH, 144A, 8.5%, 6/1/2018		250,000	233,125
Republic of Austria, 144A, 4.0%, 9/15/2016	EUR	1,740,000	2,639,207

(Cost $2,510,837)			2,872,332
Bermuda 0.8%
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	111,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		330,000	349,800
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		750,000	738,750
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,537

(Cost $1,221,307)			1,216,587
Brazil 0.6%
Banco do Brasil SA, 144A, 6.25%, 12/29/2049		250,000	248,125
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022 (b)		500,000	530,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		200,000	199,400

(Cost $965,640)			977,525
Canada 4.2%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		205,000	207,050
Cenovus Energy, Inc., 3.0%, 8/15/2022		280,000	276,906
Government of Canada:
4.25%, 6/1/2018	CAD	2,000,000	2,279,246
5.0%, 6/1/2014	CAD	1,990,000	2,095,885
Series WL43, 5.75%, 6/1/2029	CAD	590,000	856,636
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		50,000	53,750
144A, 8.75%, 6/1/2020		15,000	16,650
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		20,000	20,150
MEG Energy Corp., 144A, 6.375%, 1/30/2023		50,000	52,125
Novelis, Inc., 8.75%, 12/15/2020		310,000	350,300
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		15,000	15,712
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		350,000	349,843

(Cost $5,548,147)			6,574,253
Cayman Islands 0.8%
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023		200,000	203,240
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		250,000	254,375
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		250,000	290,000
Offshore Group Investment Ltd., 144A, 7.5%, 11/1/2019		45,000	46,013
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		20,000	21,100
Transocean, Inc., 3.8%, 10/15/2022		370,000	366,569
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	160,125

(Cost $1,330,398)			1,341,422
Chile 0.3%
Corporacion Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022 (Cost $506,575)		500,000	492,497
Colombia 0.3%
Bancolombia SA, 5.125%, 9/11/2022 (Cost $497,105)		500,000	517,500
Croatia 0.4%
Republic of Croatia, REG S, 6.75%, 11/5/2019 (Cost $485,018)		500,000	573,500
France 4.5%
BNP Paribas SA, 2.375%, 9/14/2017		490,000	498,003
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	390,484
GDF Suez, 144A, 2.875%, 10/10/2022		600,000	593,973
Government of France, 4.25%, 10/25/2023	EUR	3,480,000	5,553,125

(Cost $6,139,157)			7,035,585
Germany 2.1%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,549,278
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,509,428
Unitymedia Hessen GmbH & Co., KG, 144A, 7.5%, 3/15/2019	EUR	125,000	185,017
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	50,000	74,941

(Cost $2,811,970)			3,318,664
Hungary 0.4%
Republic of Hungary, 7.625%, 3/29/2041 (Cost $541,750)		500,000	583,750
Italy 3.6%
Buoni Poliennali Del Tesoro:
5.0%, 3/1/2022	EUR	2,500,000	3,628,078
6.0%, 5/1/2031	EUR	450,000	697,958
6.5%, 11/1/2027	EUR	460,000	743,258
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		595,000	584,815

(Cost $4,862,660)			5,654,109
Japan 0.5%
Mizuho Corporate Bank Ltd., 144A, 2.95%, 10/17/2022 (Cost $857,489)		860,000	834,118
Kazakhstan 0.5%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	564,000
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		170,000	173,655

(Cost $721,552)			737,655
Korea 0.3%
Korea Gas Corp., 144A, 2.25%, 7/25/2017 (Cost $501,350)		500,000	505,921
Luxembourg 0.8%
ArcelorMittal, 6.125%, 6/1/2018		500,000	533,846
Evraz Group SA, 144A, 7.4%, 4/24/2017		250,000	269,375
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		305,000	330,925
Intelsat Luxembourg SA, 11.25%, 2/4/2017		175,000	185,500

(Cost $1,297,757)			1,319,646
Marshall Islands 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017 (Cost $20,400)		20,000	19,750
Mexico 1.5%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		500,000	516,250
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	2,000,000	165,467
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (b)		500,000	582,500
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	216,000
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044		750,000	770,625
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	102,250

(Cost $2,360,187)			2,353,092
Netherlands 4.9%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		350,000	350,124
Government of Netherlands, 144A, 4.5%, 7/15/2017	EUR	3,570,000	5,612,261
ING Bank NV, 144A, 2.0%, 9/25/2015		875,000	888,092
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		500,000	571,250
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		215,000	242,950

(Cost $7,228,282)			7,664,677
Panama 0.4%
Republic of Panama, 5.2%, 1/30/2020 (Cost $559,375)		500,000	590,000
Poland 0.3%
Republic of Poland, 3.0%, 3/17/2023 (Cost $486,648)		500,000	483,750
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	579,569
Russia 0.3%
Russian Federation, REG S, 5.0%, 4/29/2020 (Cost $409,500)		400,000	455,500
Sweden 0.2%
Nordea Bank AB, 144A, 4.25%, 9/21/2022 (b) (Cost $372,615)		375,000	379,463
Thailand 0.2%
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022 (Cost $248,443)		250,000	255,859
Turkey 0.6%
Akbank TAS, 144A, 5.0%, 10/24/2022		250,000	261,073
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		500,000	479,375
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (b)		250,000	260,162

(Cost $987,175)			1,000,610
Ukraine 0.1%
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016 (Cost $224,694)		250,000	252,500
United Arab Emirates 0.2%
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015 (Cost $282,500)		250,000	280,000
United Kingdom 5.6%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022 (b)		500,000	514,834
Aviva PLC, 5.7%, 9/29/2015	EUR	450,000	598,447
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		590,000	581,887
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		220,000	215,613
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		365,000	369,769
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	909,020
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	2,007,242
5.0%, 3/7/2025	GBP	1,765,000	3,588,774

(Cost $8,267,411)			8,785,586
United States 58.1%
313 Group, Inc., 144A, 6.375%, 12/1/2019		15,000	14,700
Access Midstream Partners LP, 4.875%, 5/15/2023		20,000	19,900
Accuride Corp., 9.5%, 8/1/2018		10,000	9,875
ADT Corp., 144A, 3.5%, 7/15/2022		455,000	442,307
AES Corp., 8.0%, 10/15/2017		25,000	28,875
Agilent Technologies, Inc., 3.2%, 10/1/2022		200,000	196,967
Air Lease Corp., 4.75%, 3/1/2020 (c)		25,000	24,750
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,850
Ally Financial, Inc., 6.25%, 12/1/2017		180,000	200,267
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		15,000	15,525
AMC Entertainment, Inc., 8.75%, 6/1/2019		130,000	143,650
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		290,000	285,954
American International Group, Inc., 4.875%, 6/1/2022		200,000	222,967
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	273,403
Amgen, Inc., 5.15%, 11/15/2041		500,000	547,085
Axiall Corp., 144A, 4.875%, 5/15/2023 (c)		10,000	10,075
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.506% *, 11/15/2015		1,550,478	1,552,107
Bank of America Corp., 3.3%, 1/11/2023		535,000	527,626
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (c)		20,000	20,500
BE Aerospace, Inc., 6.875%, 10/1/2020		60,000	66,300
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.716%* , 6/11/2040		220,000	257,271
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	30,900
Biomet, Inc.:
144A, 6.5%, 8/1/2020		25,000	26,250
144A, 6.5%, 10/1/2020		5,000	5,075
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		40,000	41,600
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		250,000	265,000
BreitBurn Energy Partners LP, 144A, 7.875%, 4/15/2022		15,000	15,863
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		215,000	216,075
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		20,000	20,350
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		355,000	428,151
Calpine Corp., 144A, 7.5%, 2/15/2021		243,000	263,655
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		300,000	299,101
CCO Holdings LLC, 6.5%, 4/30/2021		320,000	342,400
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		20,000	19,950
CDW LLC, 8.5%, 4/1/2019		185,000	204,887
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		90,000	94,275
Chaparral Energy, Inc., 144A, 7.625%, 11/15/2022		20,000	21,400
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021 (c)		20,000	20,175
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		245,000	266,437
8.75%, 3/15/2018		110,000	116,188
CIT Group, Inc., 4.25%, 8/15/2017		315,000	326,025
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.956% *, 8/15/2018		1,600,000	1,662,610
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (d)		40,000	40,400
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		20,000	20,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		10,000	10,550
Series B, 144A, 6.5%, 11/15/2022		30,000	31,950
Series B, 7.625%, 3/15/2020		85,000	88,825
CNA Financial Corp., 5.75%, 8/15/2021		771,000	894,548
Commercial Mortgage Pass-Through Certificates, "A3", Series 2006-C3, 5.786% *, 6/15/2038		1,040,000	1,173,219
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,950,000	2,220,572
Community Health Systems, Inc., 7.125%, 7/15/2020		145,000	156,600
ConAgra Foods, Inc., 3.25%, 9/15/2022		235,000	234,321
Continental Resources, Inc., 5.0%, 9/15/2022		10,000	10,650
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		80,000	80,097
Cricket Communications, Inc., 7.75%, 10/15/2020		220,000	228,250
CSX Corp., 6.15%, 5/1/2037		300,000	368,297
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		10,000	9,975
CyrusOne LP, 144A, 6.375%, 11/15/2022		10,000	10,675
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	536,715
Del Monte Corp., 7.625%, 2/15/2019		30,000	31,275
Denbury Resources, Inc., 4.625%, 7/15/2023 (c)		40,000	39,200
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,975
DIRECTV Holdings LLC, 2.4%, 3/15/2017		920,000	938,760
DISH DBS Corp., 7.875%, 9/1/2019		105,000	124,163
Dow Chemical Co., 5.25%, 11/15/2041		400,000	429,998
DTE Energy Co., 7.625%, 5/15/2014		167,000	181,233
E*TRADE Financial Corp.:
6.375%, 11/15/2019		45,000	46,688
6.75%, 6/1/2016		240,000	255,000
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		50,000	52,000
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		10,000	10,063
EP Energy LLC, 7.75%, 9/1/2022		30,000	32,250
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		30,000	30,300
Equinix, Inc., 7.0%, 7/15/2021		165,000	183,975
Federal Home Loan Mortgage Corp.:
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		843,506	83,347
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,196,060	118,275
"LI", Series 3838, Interest Only, 4.5%, 4/15/2022		1,930,704	188,115
4.5%, 6/1/2041		2,281,443	2,434,193
Federal National Mortgage Association:
2.5%, 6/1/2027 (c)		3,500,000	3,624,687
3.0%, 11/15/2027		1,000,000	1,000,478
3.0%, 7/1/2042 (c)		15,000,000	15,447,657
4.5%, 3/1/2023		333,083	360,666
4.5%, 5/1/2041		191,718	208,860
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		2,997,957	378,014
First Data Corp.:
144A, 6.75%, 11/1/2020		115,000	118,163
144A, 7.375%, 6/15/2019		225,000	236,812
144A, 11.25%, 1/15/2021 (c)		20,000	20,050
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	536,171
Fiserv, Inc., 3.5%, 10/1/2022		475,000	467,897
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	201,359
Ford Motor Credit Co., LLC:
4.25%, 9/20/2022		205,000	210,125
7.0%, 4/15/2015		1,175,000	1,301,385
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		720,000	701,691
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		95,000	104,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		10,000	10,925
Frontier Communications Corp.:
7.125%, 1/15/2023		70,000	74,375
8.5%, 4/15/2020		325,000	375,375
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		15,000	15,788
GenCorp, Inc., 144A, 7.125%, 3/15/2021		60,000	62,100
General Electric Capital Corp.:
2.9%, 1/9/2017		1,485,000	1,563,886
3.1%, 1/9/2023		1,000,000	987,761
Gilead Sciences, Inc., 4.4%, 12/1/2021		445,000	498,746
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,808,361	538,036
"HX", Series 2012-91, 3.0%, 9/20/2040		455,903	484,826
3.0%, 7/1/2042 (c)		2,000,000	2,087,188
3.0%, 8/1/2042 (c)		1,000,000	1,043,203
3.5%, 8/20/2042		2,958,808	3,200,366
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		1,015,998	133,967
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		1,666,752	232,648
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		3,583,886	387,305
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,743,563	315,557
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		2,252,092	326,479
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,951,489	331,930
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,790,087	297,776
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		1,579,746	256,182
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		2,687,504	479,984
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,065,600	150,910
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,368,624	196,944
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		825,510	132,818
7.0%, 1/15/2029		34,573	39,774
7.0%, 2/15/2029		27,040	31,288
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		30,000	31,125
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		20,000	21,350
144A, 9.75%, 7/15/2020		20,000	21,900
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		250,000	292,599
HCA, Inc.:
6.5%, 2/15/2020		270,000	300,375
7.5%, 2/15/2022		225,000	259,875
Hertz Corp., 6.75%, 4/15/2019		85,000	92,225
Hewlett-Packard Co., 3.3%, 12/9/2016		680,000	699,706
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		85,000	83,725
8.875%, 2/1/2018		135,000	136,350
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		20,000	22,100
7.625%, 6/15/2021		60,000	68,700
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		170,000	186,362
Huntsman International LLC:
4.875%, 11/15/2020		20,000	20,200
8.625%, 3/15/2021		80,000	91,600
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		15,000	14,888
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,850
International Lease Finance Corp.:
6.25%, 5/15/2019		10,000	11,050
8.75%, 3/15/2017		140,000	164,850
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		135,000	145,125
Jefferies Group, Inc., 5.125%, 1/20/2023		240,000	246,172
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		20,000	20,400
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	198,016
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	885,491
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	30,900
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,075,000	1,126,138
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		175,000	180,910
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		690,000	814,848
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (b)		85,000	92,438
Level 3 Financing, Inc., 144A, 7.0%, 6/1/2020		185,000	196,100
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		493,000	537,370
Linn Energy LLC, 144A, 6.25%, 11/1/2019		175,000	174,562
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043		400,000	512,580
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		580,000	600,375
Masco Corp., 6.125%, 10/3/2016		1,500,000	1,680,444
McKesson Corp., 4.75%, 3/1/2021		550,000	627,637
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		10,000	10,225
Mediacom LLC, 9.125%, 8/15/2019		100,000	111,000
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		205,000	217,300
MGM Resorts International:
6.625%, 12/15/2021		50,000	51,500
144A, 6.75%, 10/1/2020		15,000	15,750
8.625%, 2/1/2019 (b)		120,000	136,800
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		15,000	16,350
Mylan, Inc., 144A, 7.875%, 7/15/2020		10,000	11,683
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043		400,000	496,908
Netflix, Inc., 144A, 5.375%, 2/1/2021		20,000	19,900
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		180,000	190,800
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		10,000	9,850
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	724,500
NRG Energy, Inc., 8.25%, 9/1/2020		150,000	169,500
Oasis Petroleum, Inc., 6.5%, 11/1/2021		90,000	96,300
Owens Corning, Inc., 4.2%, 12/15/2022		120,000	121,744
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		35,000	35,963
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		10,000	10,300
Pilgrim's Pride Corp., 7.875%, 12/15/2018		130,000	134,387
Plains Exploration & Production Co.:
6.75%, 2/1/2022		20,000	22,525
6.875%, 2/15/2023		40,000	45,750
Ply Gem Industries, Inc., 9.375%, 4/15/2017		15,000	16,275
Polymer Group, Inc., 7.75%, 2/1/2019		75,000	81,563
PPL Capital Funding, Inc., 3.5%, 12/1/2022		280,000	281,483
Principal Financial Group, Inc., 3.3%, 9/15/2022		605,000	610,609
Quicksilver Resources, Inc., 11.75%, 1/1/2016		90,000	91,800
Regal Entertainment Group, 5.75%, 2/1/2025		10,000	9,900
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		30,000	30,675
7.125%, 4/15/2019		310,000	330,925
SandRidge Energy, Inc., 7.5%, 3/15/2021		35,000	37,100
SBA Communications Corp., 144A, 5.625%, 10/1/2019		15,000	15,750
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		20,000	20,475
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		15,000	15,300
SLM Corp., 5.5%, 1/25/2023		540,000	538,547
Smithfield Foods, Inc., 6.625%, 8/15/2022		35,000	38,325
Sotheby's, 144A, 5.25%, 10/1/2022		15,000	15,413
Sprint Nextel Corp.:
6.0%, 12/1/2016		295,000	317,862
8.375%, 8/15/2017		70,000	80,938
Swift Energy Co., 144A, 7.875%, 3/1/2022		20,000	21,000
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021 (c)		10,000	9,838
6.25%, 11/1/2018		70,000	76,825
Tesoro Corp.:
4.25%, 10/1/2017		15,000	15,544
5.375%, 10/1/2022		10,000	10,400
The Goldman Sachs Co., Inc., 3.625%, 1/22/2023		555,000	554,074
Tops Holding Corp., 144A, 8.875%, 12/15/2017		10,000	10,750
TransDigm, Inc., 7.75%, 12/15/2018		25,000	27,781
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		20,000	20,100
tw telecom holdings, Inc., 5.375%, 10/1/2022		20,000	21,000
U.S. Treasury Bill, 0.13% **, 3/7/2013 (e)		671,000	670,972
U.S. Treasury Notes:
1.625%, 8/15/2022		13,000,000	12,647,583
1.625%, 11/15/2022 (b)		600,000	580,875
Unifrax I LLC, 144A, 7.5%, 2/15/2019		10,000	10,000
United Rentals North America, Inc.:
5.75%, 7/15/2018		25,000	26,875
6.125%, 6/15/2023		10,000	10,700
7.625%, 4/15/2022		95,000	105,925
Windstream Corp.:
144A, 6.375%, 8/1/2023		20,000	20,050
7.5%, 6/1/2022		15,000	16,238
7.5%, 4/1/2023		10,000	10,700
7.75%, 10/15/2020		385,000	418,687
7.75%, 10/1/2021		25,000	27,313
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		10,000	10,625
Xerox Corp., 2.95%, 3/15/2017		257,000	260,863
Zoetis, Inc., 144A, 3.25%, 2/1/2023		175,000	173,744

(Cost $90,038,579)			91,596,800
Venezuela 0.3%
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021 (Cost $480,390)		500,000	475,000

Total Bonds (Cost $143,848,982)			150,179,320
Loan Participations and Assignments 2.4%
Russia 2.2%
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	502,000
Gazprom OAO, REG S, 6.51%, 3/7/2022		530,000	617,450
OAO Novatek, 144A, 4.422%, 12/13/2022 (b)		250,000	250,313
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		250,000	250,000
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	119,250
RZD Capital PLC, 5.739%, 4/3/2017		250,000	275,875
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	285,322
Severstal OAO, 144A, 5.9%, 10/17/2022		250,000	257,250
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		500,000	535,000
144A, 6.95%, 10/17/2022		400,000	423,200

(Cost $3,359,817)			3,515,660
Ukraine 0.2%
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014 (Cost $260,625)		250,000	256,875

Total Loan Participations and Assignments (Cost $3,620,442)			3,772,535
Preferred Stock 0.0%
United States
Ally Financial, Inc., 144A, 7.0% (Cost $9,687)		10	9,760

	Shares	Value ($)

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $4,113,180)	4,113,180	4,113,180
Cash Equivalents 8.5%
Central Cash Management Fund, 0.11% (f) (Cost $13,339,923)	13,339,923	13,339,923

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $164,932,214) †	108.8	171,414,718
Other Assets and Liabilities, Net	(8.8)	(13,885,471)

Net Assets	100.0	157,529,247

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $165,268,581.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,146,137.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,788,791 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,642,654.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $3,948,115, which is 2.5% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)	At January 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/20/2013	25	3,351,464	(47,394)
Federal Republic of Germany Euro-Bund	EUR	3/7/2013	47	9,055,582	(34,781)
Ultra Long U.S. Treasury Bond	USD	3/19/2013	65	10,174,531	(149,623)
United Kingdom Long Gilt Bond	GBP	3/26/2013	11	2,030,191	(46,696)
Total unrealized depreciation					(278,494)

At January 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	3/19/2013	53	6,957,906	(1,773)

At January 31, 2013, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (h)

Put Options
10 Year U.S. Treasury Note Future	15	2/22/2013	131.0	5,826	(7,968)

(h)	Unrealized depreciation on written options on exchange-traded futures contracts at January 31, 2013 was $2,142.

At January 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	40,000	1	5.0%	General Motors Corp., 3.3% 12/20/2017, BB+	4,951	2,904	2,047

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	UBS AG

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	16,275,000	USD	1,280,822	2/5/2013	1,413	JPMorgan Chase Securities, Inc.
USD	844,069	MXN	10,850,000	2/5/2013	8,870	JPMorgan Chase Securities, Inc.
JPY	70,000,000	USD	792,069	2/7/2013	26,549	BNP Paribas
JPY	220,615,270	EUR	1,900,000	2/8/2013	167,271	JPMorgan Chase Securities, Inc.
USD	2,407,220	NZD	2,900,000	2/19/2013	23,593	BNP Paribas
NZD	1,900,000	USD	1,596,399	2/19/2013	3,797	Nomura International PLC
NZD	1,000,000	USD	838,806	2/19/2013	595	BNP Paribas
USD	5,581,431	SEK	36,133,000	2/21/2013	99,691	UBS AG
USD	3,327,953	BRL	6,804,000	2/21/2013	82,534	UBS AG
USD	3,332,205	HUF	747,371,000	2/21/2013	128,915	UBS AG
USD	3,330,821	TRY	5,922,000	2/21/2013	27,804	UBS AG
USD	8,867,368	NZD	10,591,000	2/21/2013	10,561	UBS AG
AUD	2,105,000	USD	2,219,718	2/21/2013	27,465	UBS AG
SGD	4,080,000	USD	3,328,710	2/21/2013	32,221	UBS AG
JPY	789,008,000	USD	8,864,960	2/21/2013	235,787	UBS AG
USD	807,634	EUR	600,000	2/22/2013	7,144	Nomura International PLC
JPY	40,000,000	USD	447,496	2/22/2013	10,016	BNP Paribas
JPY	40,000,000	USD	450,291	2/22/2013	12,811	Nomura International PLC
JPY	80,000,000	USD	883,434	2/22/2013	8,475	Barclays Bank PLC
AUD	389,079	EUR	300,000	2/28/2013	2,539	Barclays Bank PLC
USD	801,332	SEK	5,100,000	2/28/2013	340	Nomura International PLC
EUR	600,000	CHF	742,086	2/28/2013	855	JPMorgan Chase Securities, Inc.
USD	8,769	CHF	7,991	2/28/2013	14	Nomura International PLC
Total unrealized appreciation					919,260

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	429,171	MXN	5,425,000	2/5/2013	(2,702)	Barclays Bank PLC
USD	826,062	ZAR	7,100,000	2/7/2013	(33,023)	Barclays Bank PLC
USD	802,200	JPY	70,000,000	2/7/2013	(36,681)	Barclays Bank PLC
ZAR	7,100,000	USD	785,783	2/7/2013	(7,256)	JPMorgan Chase Securities, Inc.
EUR	1,900,000	JPY	216,920,660	2/8/2013	(207,675)	Barclays Bank PLC
USD	40,739	JPY	3,694,610	2/8/2013	(335)	Nomura International PLC
USD	5,561,599	GBP	3,444,000	2/21/2013	(99,937)	UBS AG
CHF	8,137,000	USD	8,928,072	2/21/2013	(14,746)	UBS AG
CZK	64,383,000	USD	3,336,386	2/21/2013	(70,405)	UBS AG
EUR	2,510,000	USD	3,354,336	2/21/2013	(54,079)	UBS AG
EUR	600,000	USD	798,457	2/22/2013	(16,320)	Nomura International PLC
EUR	192,700	USD	259,282	2/25/2013	(2,398)	JPMorgan Chase Securities, Inc.
CHF	750,077	EUR	600,000	2/28/2013	(9,638)	Nomura International PLC
Total unrealized depreciation					(555,195)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
CZK	Czech Koruna	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Bonds	$—	$150,179,320	$—	$150,179,320
Loan Participations and Assignments	—	3,772,535	—	3,772,535
Preferred Stock	—	9,760	—	9,760
Short-Term Investments(k)	17,453,103	—	—	17,453,103
Derivatives(l)
Credit Default Swap Contracts	—	2,047	—	2,047
Forward Foreign Currency Exchange Contracts	—	919,260	—	919,260
Total	$17,453,103	$154,882,922	$—	$172,336,025
Liabilities
Derivatives(l)
Futures Contracts	$(280,267)	$—	$—	$(280,267)
Written options	(7,968)	—	—	(7,968)
Forward Foreign Currency Exchange Contracts	—	(555,195)	—	(555,195)
Total	$(288,235)	$(555,195)	$—	$(843,430)

There have been no transfers between value measurement levels during the period ended January 31, 2013.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on futures contracts,credit defaultt swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$2,047	$—	$—
Foreign Exchange Contracts	$—	$—	$364,065	$—
Interest Rate Contracts	$(280,267)	$—	$—	$(2,142)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013